Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit for the year	£ 197.2	£ 775.4	£ 720.7
Items that may be reclassified subsequently to profit or loss
Foreign exchange differences on translation of foreign operations	(427.1)	424.2	(143.0)
Gain/(loss) on net investment hedges	108.2	(141.5)	45.5
Cash flow hedges [abstract]
Fair value (loss)/gain arising on hedging instruments	(43.3)	38.5	(38.0)
Less: gain/(loss) reclassified to profit or loss	44.2	(38.5)	38.0
Share of other comprehensive (loss)/ earnings of associate undertakings	(0.9)	51.2	13.5
Items that may be reclassified subsequently to profit or loss	(318.9)	333.9	(84.0)
Items that will not be reclassified subsequently to profit or loss
Movements on equity investments held at fair value through other comprehensive income	(3.0)	(22.3)	(35.5)
Actuarial (loss)/gain on defined benefit pension plans	(9.1)	16.6	14.3
Deferred tax on defined benefit pension plans	1.7	(7.4)	(3.0)
Items that will not be reclassified subsequently to profit or loss	(10.4)	(13.1)	(24.2)
Other comprehensive (loss)/income for the year	(329.3)	320.8	(108.2)
Total comprehensive (loss)/income for the year	(132.1)	1,096.2	612.5
Equity holders of the parent
Equity holders of the parent	(195.8)	988.3	539.8
Non-controlling interests	63.7	107.9	72.7
Total comprehensive (loss)/income for the year	£ (132.1)	£ 1,096.2	£ 612.5